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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 2009
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  600 South Adams Road, Suite 100
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.             Birmingham, MI                May 5, 2009
--------------------------------------------------------------------------------
James F. Peters, Jr.                  City, State                      Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        13
                                                 ----------------------

Form 13F Information Table Value Total:                  $118,043
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           03/31/2009

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:    Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------
ELECTROGLAS             COMMON        285324109         1      12,750 SH       SOLE                                         12,750
-----------------------------------------------------------------------------------------------------------------------------------
FORD MOTOR COMPANY      COM PAR $0.01 345370860        26      10,059 SH       SOLE                                         10,059
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES EEM             MSCI EMG MKTS 464287234    13,921     561,117 SH       SOLE                                        561,117
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES EFG             MSCI GR INDX  464288885       732      18,910 SH       SOLE                                         18,910
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES IGE             GS NAT RES
                        INDX          464287374     1,713      72,531 SH       SOLE                                         72,531
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES IWF             RUSSELL 1000
                        GR            464287614    16,286     464,252 SH       SOLE                                        464,252
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES IWP             RUSSELL MC GR 464287481     4,427     147,656 SH       SOLE                                        147,656
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES LQD             IBOXX $ INV
                        GR CB         464287242    25,256     268,342 SH       SOLE                                        268,342
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES MBB             LEHMAN MBS    464288588    20,831     196,626 SH       SOLE                                        196,626
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES SLV             SILVER TR     46428Q109     2,786     217,825 SH       SOLE                                        217,825
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TIP             US TIPS BD FD 464287176     9,136      88,917 SH       SOLE                                         88,917
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SER TR LEHMAN
INTL BWX                COMMON        78464A516    13,070     255,532 SH       SOLE                                        255,532
-----------------------------------------------------------------------------------------------------------------------------------
STREETRACKS GOLD TR
GLD                     STREETTRACKS
                        GOLD          863307104     9,858     109,193 SH       SOLE                                        109,193
-----------------------------------------------------------------------------------------------------------------------------------
                TOTAL                             118,043
-----------------------------------------------------------------------------------------------------------------------------------